FINANCING ACTIVITIES (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 27, 2023	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		$ 7,766,682	$ 5,382,344
Cash flows		489,285	2,242,810
Foreign exchange movement		1,229	(1,165)
Fair value changes		148,127	121,533
Additions/(Dispositions)		10,558	5,049
Other		19,792	16,111
Ending balance		8,435,673	7,766,682
Gain (loss) on debt modification and extinguishment		1,326	(6,816)
Derivative financial instruments		$ 7,380	$ 10,358
Capital exchanged (in shares)		0	554,832
Derivative financial instruments exchanged into common shares of the Company			$ 3,299
Common shares
Reconciliation Of Changes In Financial Liabilities [Abstract]
Capital exchanged (in shares)			554,832
Preferred units
Reconciliation Of Changes In Financial Liabilities [Abstract]
Capital exchanged (in shares)		0	4,675
Interest rate caps
Reconciliation Of Changes In Financial Liabilities [Abstract]
Derivative financial instruments		$ 7,380	$ 10,358
Derivative financial instruments exchanged into common shares of the Company			0
Due to Affiliate
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		256,824	256,362
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	(4,675)
Other		5,598	5,137
Ending balance		262,422	256,824
Reduction in promissory note receivable			$ 4,675
Due to Affiliate | Common shares
Reconciliation Of Changes In Financial Liabilities [Abstract]
Capital exchanged (in shares)			554,832
Derivative financial instruments
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		51,158	$ 230,305
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		2,630	(175,848)
Additions/(Dispositions)		0	0
Other		0	(3,299)
Ending balance		53,788	51,158
Derivative financial instruments exchanged into common shares of the Company			$ 3,299
Derivative financial instruments | Preferred units
Reconciliation Of Changes In Financial Liabilities [Abstract]
Capital exchanged (in shares)			4,675
Limited partners' interests in single-family rental business
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		1,696,872	$ 947,452
Cash flows		457,925	452,039
Foreign exchange movement		0	0
Fair value changes		145,497	297,381
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		2,300,294	1,696,872
Lease obligations
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		33,644	30,792
Cash flows		(5,848)	(3,070)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		11,884	4,619
Other		1,489	1,303
Ending balance		41,169	33,644
Term loan | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		219,737	220,197
Cash flows		81,521	(5,565)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		(1,326)	5,105
Other		(3,934)	0
Ending balance		295,998	219,737
Term loan | Single-family rental wholly-owned properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Gain (loss) on debt modification and extinguishment	$ 1,326	1,326	6,816
Amortization			1,711
Securitization debt 2017-2 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		345,311	357,991
Cash flows		(345,626)	(12,983)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		315	303
Ending balance		0	345,311
Warehouse credit facility 2022 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		0
Cash flows		153,272
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		4
Ending balance		153,276	0
Securitization debt 2018-1 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		302,359	310,995
Cash flows		(19,973)	(8,779)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		144	143
Ending balance		282,530	302,359
Securitization debt 2020-2 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		420,274	431,684
Cash flows		(19,356)	(12,531)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,121	1,121
Ending balance		402,039	420,274
Securitization debt 2023-2 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		0
Cash flows		333,199
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		111
Ending balance		333,310	0
SFR JV-1 securitization debt 2019-1 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		328,196	327,424
Cash flows		(971)	(501)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,273	1,273
Ending balance		328,498	328,196
SFR JV-1 securitization debt 2020-1 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		546,713	544,964
Cash flows		(441)	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,749	1,749
Ending balance		548,021	546,713
SFR JV-1 securitization debt 2021-1 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		674,919	673,653
Cash flows		(33)	(978)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		2,281	2,244
Ending balance		677,167	674,919
SFR JV-2 subscription facility | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		408,299	348,529
Cash flows		(408,299)	58,614
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	1,156
Ending balance		0	408,299
SFR JV-2 warehouse credit facility | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		389,716	489,321
Cash flows		(374,188)	(101,054)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,927	1,449
Ending balance		17,455	389,716
SFR JV-2 term loan | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		386,701	0
Cash flows		105,994	386,442
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,041	259
Ending balance		493,736	386,701
SFR JV-2 securitization debt 2022-1 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		522,934	0
Cash flows		(216)	521,675
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,742	1,259
Ending balance		524,460	522,934
SFR JV-2 securitization debt 2022-2 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		342,069	0
Cash flows		(314)	341,584
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,033	485
Ending balance		342,788	342,069
SFR JV-2 securitization debt 2023-1 | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		0
Cash flows		396,441
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		1,837
Ending balance		398,278	0
SFR JV-2 delayed draw term loan | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		193,126	0
Cash flows		(136)	193,034
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		266	92
Ending balance		193,256	193,126
SFR JV-HD subscription facility | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		126,814	99,543
Cash flows		(126,814)	26,845
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	426
Ending balance		0	126,814
SFR JV-HD warehouse credit facility | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		488,205	64,971
Cash flows		(226,934)	422,385
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		993	849
Ending balance		262,264	488,205
Land loan | Canadian development properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		0	22,086
Cash flows			(21,935)
Foreign exchange movement			(151)
Fair value changes			0
Additions/(Dispositions)			0
Other			0
Ending balance			0
JV-HD term loan A | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		0
Cash flows		148,753
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		201
Ending balance		148,954	0
JV-HD term loan B | Single-family rental properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		0
Cash flows		148,752
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		202
Ending balance		148,954	0
The Shops of Summerhill mortgage | Canadian development properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		15,973	12,113
Cash flows		(219)	4,026
Foreign exchange movement		373	(176)
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		35	10
Ending balance		16,162	15,973
Construction facility | Canadian development properties borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		5,032	0
Cash flows		23,152	5,015
Foreign exchange movement		593	17
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		28,777	5,032
Corporate office mortgages | Corporate borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		12,717	13,962
Cash flows		(356)	(390)
Foreign exchange movement		263	(855)
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		12,624	12,717
Corporate credit facility | Corporate borrowings
Reconciliation Of Changes In Financial Liabilities [Abstract]
Beginning balance		(911)	0
Cash flows		170,000	(1,063)
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		364	152
Ending balance		$ 169,453	$ (911)